Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Schedule of components of loss before income tax

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Mainland PRC	(506,323,501)	(371,992,927)	(132,554,844)
Hong Kong S.A.R and overseas entities	(238,424,750)	(10,936,239)	(10,505,323)
Total	(744,748,251)	(382,929,166)	(143,060,167)

Schedule of reconciliation of the differences between PRC statutory income tax rate and the Company's effective income tax rate

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

PRC statutory tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax rate differential for non-PRC entities	7.9%	0.7%	1.8%
Effect of non-deductible expenses	0.1%	0.3%	0.8%
Change in valuation allowance	17.0%	24.0%	22.4%
Actual income tax rate	—	—	—

Schedule of deferred income tax assets

	December 31, 2022	December 31, 2021
Operating losses carryforwards	238,086,013	133,725,956
Contract liabilities	4,060,385	2,472,812
Impairment losses	1,969,902	250,470
Operating lease liabilities	250,179,307	—
Other current liabilities	27,925,076	12,644,968
Software	428,758	—

Total gross deferred tax assets	522,649,441	149,094,206
Less: valuation allowances	(275,431,351)	(149,094,206)

Deferred tax assets, net of valuation allowance	247,218,090	—
Right-of-use assets	(236,718,196)	—
Leasehold improvements	(10,499,894)	—
Deferred tax liability	(247,218,090)	—

Deferred tax assets	(247,218,090)	—
Deferred tax liabilities	247,218,090	—
Net deferred tax assets	—	—

Schedule of changes in valuation allowance

	December 31, 2022	December 31, 2021
Balance at the beginning of the year	149,094,206	57,096,996
Increases in the year	126,337,145	91,997,210

Balance at the end of the year	275,431,351	149,094,206